Share-Based Compensation - Schedule of share-based compensation expenses of subsidiaries' share-based awards recognized by the group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 2,228	$ 323	¥ 8,961	¥ 33,979
Cost of revenues [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	469	68	858	728
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	(675)	(98)	7,400	20,376
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	209	30	342	996
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 2,225	$ 323	¥ 361	¥ 11,879